Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2025	January 31, 2024
Expected dividend yield	3.6%	4.5%
Expected share price volatility	16.7%	17.4% - 17.6%
Risk-free rate of return	2.8%	3.3% - 3.4%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	141.00	118.50

Summary of Pension and Other Employee Future Benefit Expenses

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2025	January 31, 2024	January 31, 2025	January 31, 2024
Current service cost	$44	$38	$2	$1
Net interest (income) expense	(12)	(15)	9	11
Impact of plan amendments	(19)	-	-	(84)
Administrative expenses	5	3	-	-
Benefits expense	18	26	11	(72)
Government pension plans expense (1)	101	104	-	-
Defined contribution expense	109	105	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$228	$235	$11	$(72)

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.